Equity In Broker Trading Account	12 Months Ended
Dec. 31, 2013
Equity In Broker Trading Account [Abstract]
Equity In Broker Trading Account

Note 4.Equity in Broker Trading Account

Cash and financial instruments held at the Company’s clearing brokers collateralize amounts due to the clearing brokers, if any, and may serve to satisfy regulatory or clearing broker margin requirements.  The Company earns interest on its assets deposited with brokers.  At December 31, 2013 and 2012, the following amounts of cash were held at clearing brokers to satisfy margin requirements.

	December 31, 2013	December 31, 2012

Total Index Series	$11,154,801	$15,239,677
Agricultural Sector Series	366,492	624,564